Reserve for Losses and Loss Adjustment Expenses - Incurred and Paid Accident Year Claims Development (Details)	Dec. 31, 2018 USD ($) claim	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Homeowners' Insurance
Claims Development
Incurred Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 16,968,000
Incurred but Not Reported Liabilities	$ 339,000
Cumulative Number of Claims	5,071
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 16,125,000
Reserve for losses and loss adjustment expense, net of reinsurance	843,000
Homeowners' Insurance | 2015
Claims Development
Incurred Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	1,636,000	$ 1,658,000	$ 1,785,000	$ 2,048,000
Incurred but Not Reported Liabilities	$ 3,000
Cumulative Number of Claims	379
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 1,615,000	1,523,000	1,379,000	860,000
Homeowners' Insurance | 2016
Claims Development
Incurred Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	5,721,000	5,878,000	6,069,000
Incurred but Not Reported Liabilities	$ 4,000
Cumulative Number of Claims	1,080
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 5,585,000	5,356,000	4,120,000
Homeowners' Insurance | 2017
Claims Development
Incurred Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	7,418,000	9,534,000
Incurred but Not Reported Liabilities	$ 83,000
Cumulative Number of Claims	2,944
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 7,375,000	7,135,000
Homeowners' Insurance | 2018
Claims Development
Incurred Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	2,193,000
Incurred but Not Reported Liabilities	$ 249,000
Cumulative Number of Claims	668
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 1,550,000
Special Property Insurance
Claims Development
Incurred Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	11,367,000
Incurred but Not Reported Liabilities	$ 283,000
Cumulative Number of Claims | claim	649
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 8,045,000
Reserve for losses and loss adjustment expense, net of reinsurance	3,322,000
Special Property Insurance | 2015
Claims Development
Incurred Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	671,000	671,000	719,000	630,000
Incurred but Not Reported Liabilities	$ 3,000
Cumulative Number of Claims | claim	8
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 626,000	586,000	438,000	$ 265,000
Special Property Insurance | 2016
Claims Development
Incurred Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	1,251,000	1,249,000	1,381,000
Incurred but Not Reported Liabilities	$ 2,000
Cumulative Number of Claims | claim	50
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 1,216,000	1,064,000	$ 703,000
Special Property Insurance | 2017
Claims Development
Incurred Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	3,475,000	3,071,000
Incurred but Not Reported Liabilities	$ 120,000
Cumulative Number of Claims | claim	255
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 3,344,000	$ 1,967,000
Special Property Insurance | 2018
Claims Development
Incurred Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	5,970,000
Incurred but Not Reported Liabilities	$ 158,000
Cumulative Number of Claims | claim	336
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 2,859,000